Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND INC
Central Index Key	0000825316
Amendment Flag	false
Document Creation Date	Mar 14, 2013
Document Effective Date	Mar 14, 2013
Prospectus Date	May 1, 2012

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

-AllianceBernstein VPS Growth Portfolio

Supplement dated March 13, 2013 to the Prospectuses and Summary Prospectuses dated May 1, 2012 for AllianceBernstein Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the AllianceBernstein VPS Growth Portfolio (the “Portfolio”).

*        *        *         *        *

AllianceBernstein Growth Portfolio

Recently, the Board of Directors of the Portfolio approved proposals to change the Portfolio’s investment policies and strategy as described below. In general, pursuant to these changes, the Portfolio will: (1) be managed by a team of portfolio managers rather than the sector analyst-based management currently in use; (2) generally invest in a smaller number of issuers than is currently the case; and (3) place more emphasis on investments in mid- and smaller-capitalization companies. The Portfolio’s investment adviser expects that these changes will become effective on or about April 1, 2013 (the “Effective Date”), and that the Portfolio will be transitioned to the new investment policies shortly thereafter.

More specifically, as of the Effective Date the “Principal Strategies” section of the Summary Information in the Prospectuses is revised to read as follows:

The Portfolio invests primarily in a domestic portfolio of equity securities of companies selected by the Portfolio’s Adviser for their growth potential within various market sectors. The Adviser seeks to identify companies or industries for which other investors have underestimated earnings potential — for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base or similar factors) that would cause a company to grow faster than market forecasts.

In managing the Portfolio, the Adviser allocates investments among broad sector groups and selects specific investments based on the fundamental company research conducted by the Adviser’s large internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The Adviser’s research focus is on companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.

The Portfolio has the flexibility to invest across the capitalization spectrum. The Portfolio is designed for those seeking exposure to companies of various sizes, and typically has substantial investments in both large-capitalization companies and mid-capitalization companies, and may also invest in small-capitalization companies.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of exchange-traded funds. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value.

*        *        *         *        *

The following is added as a principal risk under the “Principal Risks” section of the Summary Information in the Prospectuses:

•	Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

*        *        *         *        *

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Bolck]	avps_SupplementTextBolck

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

-AllianceBernstein VPS Growth Portfolio

Supplement dated March 13, 2013 to the Prospectuses and Summary Prospectuses dated May 1, 2012 for AllianceBernstein Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the AllianceBernstein VPS Growth Portfolio (the “Portfolio”).

*        *        *         *        *

AllianceBernstein Growth Portfolio

Recently, the Board of Directors of the Portfolio approved proposals to change the Portfolio’s investment policies and strategy as described below. In general, pursuant to these changes, the Portfolio will: (1) be managed by a team of portfolio managers rather than the sector analyst-based management currently in use; (2) generally invest in a smaller number of issuers than is currently the case; and (3) place more emphasis on investments in mid- and smaller-capitalization companies. The Portfolio’s investment adviser expects that these changes will become effective on or about April 1, 2013 (the “Effective Date”), and that the Portfolio will be transitioned to the new investment policies shortly thereafter.

More specifically, as of the Effective Date the “Principal Strategies” section of the Summary Information in the Prospectuses is revised to read as follows:

The Portfolio invests primarily in a domestic portfolio of equity securities of companies selected by the Portfolio’s Adviser for their growth potential within various market sectors. The Adviser seeks to identify companies or industries for which other investors have underestimated earnings potential — for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base or similar factors) that would cause a company to grow faster than market forecasts.

In managing the Portfolio, the Adviser allocates investments among broad sector groups and selects specific investments based on the fundamental company research conducted by the Adviser’s large internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The Adviser’s research focus is on companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.

The Portfolio has the flexibility to invest across the capitalization spectrum. The Portfolio is designed for those seeking exposure to companies of various sizes, and typically has substantial investments in both large-capitalization companies and mid-capitalization companies, and may also invest in small-capitalization companies.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of exchange-traded funds. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value.

*        *        *         *        *

The following is added as a principal risk under the “Principal Risks” section of the Summary Information in the Prospectuses:

•	Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

*        *        *         *        *

AllianceBernstein Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Bolck]	avps_SupplementTextBolck

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

-AllianceBernstein VPS Growth Portfolio

Supplement dated March 13, 2013 to the Prospectuses and Summary Prospectuses dated May 1, 2012 for AllianceBernstein Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the AllianceBernstein VPS Growth Portfolio (the “Portfolio”).

*        *        *         *        *

AllianceBernstein Growth Portfolio

Recently, the Board of Directors of the Portfolio approved proposals to change the Portfolio’s investment policies and strategy as described below. In general, pursuant to these changes, the Portfolio will: (1) be managed by a team of portfolio managers rather than the sector analyst-based management currently in use; (2) generally invest in a smaller number of issuers than is currently the case; and (3) place more emphasis on investments in mid- and smaller-capitalization companies. The Portfolio’s investment adviser expects that these changes will become effective on or about April 1, 2013 (the “Effective Date”), and that the Portfolio will be transitioned to the new investment policies shortly thereafter.

More specifically, as of the Effective Date the “Principal Strategies” section of the Summary Information in the Prospectuses is revised to read as follows:

The Portfolio invests primarily in a domestic portfolio of equity securities of companies selected by the Portfolio’s Adviser for their growth potential within various market sectors. The Adviser seeks to identify companies or industries for which other investors have underestimated earnings potential — for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base or similar factors) that would cause a company to grow faster than market forecasts.

In managing the Portfolio, the Adviser allocates investments among broad sector groups and selects specific investments based on the fundamental company research conducted by the Adviser’s large internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The Adviser’s research focus is on companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.

The Portfolio has the flexibility to invest across the capitalization spectrum. The Portfolio is designed for those seeking exposure to companies of various sizes, and typically has substantial investments in both large-capitalization companies and mid-capitalization companies, and may also invest in small-capitalization companies.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of exchange-traded funds. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value.

*        *        *         *        *

The following is added as a principal risk under the “Principal Risks” section of the Summary Information in the Prospectuses:

•	Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

*        *        *         *        *

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 14, 2013